SCHEDULE OF OTHER ASSETS (CURRENT) (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets
Prepayments	$ 180,724	$ 95,820
Performance bond and deposits	1,856	2,025
Total current prepayments and other assets	$ 182,580	$ 97,845